Income Taxes (Recognition of Deferred Income Tax Asset) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Future taxable income to realize deferred income tax assets	CAD 1,800
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	269	CAD 242
Unrecognized tax benefits that would impact effective tax rate	26
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	7
Recognized accrued interest and penalties	3	2	CAD 1
Accrued interest and penalties	CAD 7	CAD 4